UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington D.C. 20549

                                    FORM 13F



            INFORMATION REQUIRED OF INSTITUTIONAL INVESTMENT MANAGERS
        PURSUANT TO SECTION 13(f) OF THE SECURITIES EXCHANGE ACT OF 1934
                              AND RULES THEREUNDER


              Report for the Calendar Year or Quarter Ended 6/30/00

If amended report check here: [ ]: Amendment Number:
This Amendment (Check Only One): [ ] Is a Restatement
                                 [ ] Adds New Holdings Entries

Salem Investment Counselors, Inc.
----------------------------------------
Name of Institutional Investment Manager

480 Shepherd Street, Suite 200,  Winston-Salem, NC  27103
---------------------------------------------------------
Business Address

Dale M. Brown, Vice President (336) 768-7230
--------------------------------------------------
Name, Phone No., and Title of Person Duly Authorized to Submit This Report.


   The institutional investment manager submitting this Form and its attachments and the person by whom it is signed represent hereby that all information contained therein is true, correct and complete. It is understood that all required items, statements and schedules are considered integral parts of this Form and that the submission of any amendment represents that all unamended items, statements and schedules remain true, correct and complete as previously submitted.

   Pursuant to the requirements of Securities Exchange Act of 1934, the undersigned institutional investment manager has caused this report to be signed on its behalf in the City of Winston-Salem and State of North Carolina on the 31st day of July, 2000.

Salem Investment Counselors, Inc.
------------------------------------------
(Name of Institutional Investment Manager)

By: /s/ Dale M. Brown, Vice President
---------------------------------------
(Signature of Person Duly Authorized to
Submit This Report)


Form 13F file number: 28-03405
                      --------


Report Type (check only one):

[ x ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ] 13F NOTICE. (Check here if no  holdings  reported  are in this report, and all holdings are reported by other reporting manager(s).)

[   ] 13F  COMBINATION  REPORT.  (Check  here  if a  portion of the holdings for
      this  reporting   manager  are  reported  in this report and a portion are
      reported by other reporting manager(s).)

List of other managers reporting for this manager: None

                             Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers: 0
                                  -----------------------

Form 13F Information Table Entry Total: 145
                                        ---------------------------

Form 13F Information Table Value Total: $400,915,624
                                        --------------------------

List of Other Reporting Managers: None


                                    FORM 13F
                           Name of Reporting Manager:
                        Salem Investment Counselors, Inc.


                                                         FAIR                                                  VOTING AUTHORITY
Name of Issuer                      TITLE OF             MARKET      SHARES/  SH/  PUT/    INVEST             -------------------
                                    CLASS     CUSIP      VALUE       PRN AMT  PRN  CALL  DISCRETN  MANAGERS   SOLE   SHARED  NONE

Abbott Labs                          common   002824100     951,598     21,354 SH        sole                 21,354    0      0
Acorn Fund                           common   004851101   1,072,737     62,296 SH        sole                 62,296    0      0
Acorn Investment  Intl. Fund         common   004851200   1,375,913     41,923 SH        sole                 41,923    0      0
Agilent Technologies, Inc            common   00846U101   3,125,451     42,379 SH        sole                 42,379    0      0
Allmerica Financial Corporation      common   019754100     233,121      4,451 SH        sole                  4,451    0      0
America OnLine, Inc.                 common   02364J104   1,980,235     37,540 SH        sole                 37,540    0      0
American Air Carriers Support        common   023758105      90,000     24,000 SH        sole                 24,000    0      0
American Gen Corp                    common   026351106     232,898      3,818 SH        sole                  3,818    0      0
American Home Products               common   026609107   2,543,699     43,297 SH        sole                 43,297    0      0
American Int'l Group, Inc.           common   026874107     510,303      4,343 SH        sole                  4,343    0      0
AmSouth Bancorporation               common   032165102     400,759     25,445 SH        sole                 25,445    0      0
Analysts Int'l Corp                  common   032681108     192,081     20,625 SH        sole                 20,625    0      0
Annaly Mortgage Management, Inc.     common   035710409      88,750     10,000 SH        sole                 10,000    0      0
Asia Tigers Fund, Inc.               common   04516T105     500,850     55,650 SH        sole                 55,650    0      0
AT&T Corp Liberty Media Grp Cl A     common   001957208   4,920,131    202,892 SH        sole                202,892    0      0
Automatic Data Processing, Inc.      common   053015103     591,336     11,040 SH        sole                 11,040    0      0
Bank of America Corp.                common   060505104  10,771,672    250,504 SH        sole                250,504    0      0
BB&T Corporation                     common   054937107   1,865,640     78,142 SH        sole                 78,142    0      0
BMC Software, Inc.                   common   055921100   1,944,962     53,310 SH        sole                 53,310    0      0
BellSouth Corp                       common   079860102     207,456      4,867 SH        sole                  4,867    0      0
Berkshire Hathaway, Inc. DEL CL A    common   084670108     807,000         15 SH        sole                     15    0      0
BNP Residential Property Inc         common   096903109     636,081     75,950 SH        sole                 75,950    0      0
BP Amoco PLC ADR                     common   055622104   1,148,964     20,313 SH        sole                 20,313    0      0
Bristol Myers Squibb Co.             common   110122108   1,276,782     21,919 SH        sole                 21,919    0      0
Broadcom Corp Cl A                   common   111B20107     418,171      1,910 SH        sole                  1,910    0      0
CCB Financial Corp                   common   124875105   3,219,518     87,014 SH        sole                 87,014    0      0
Cablevision System Corp              common   12686C109     478,519      7,050 SH        sole                  7,050    0      0
Cable Design Technologies Corp       common   126924109     370,142     11,049 SH        sole                 11,049    0      0
Callon Petroleum                     common   13123X102     939,743     63,176 SH        sole                 63,176    0      0
Capital Bk Raleigh NC                common   139808109     425,970     47,330 SH        sole                 47,330    0      0
Capital One Financial Corp.          common   14040H105   6,069,446    136,010 SH        sole                136,010    0      0
Cardinal Health Inc.                 common   14149Y108  10,515,104    142,096 SH        sole                142,096    0      0
Cenit Bancorp, Inc.                  common   15131W109     625,813     52,700 SH        sole                 52,700    0      0
Charter Communications               common   16117M107     409,705     24,925 SH        sole                 24,925    0      0
Chesapeake Corp                      common   165159104     413,269     13,950 SH        sole                 13,950    0      0
Cincinnati Financial Corp            common   172062101     751,105     23,892 SH        sole                 23,892    0      0
Cisco Systems Inc.                   common   17275R102   9,770,904    153,720 SH        sole                153,720    0      0
Citigroup Inc.                       common   172967101   4,664,435     77,418 SH        sole                 77,418    0      0
Clayton Homes                        common   184190106   1,693,464    211,683 SH        sole                211,683    0      0
Coca Cola Company                    common   191216100   5,087,284     88,570 SH        sole                 88,570    0      0
Coddle Creek Financial Inc           common   191891100   1,773,563     52,550 SH        sole                 52,550    0      0
Comcast Corp Cl A SPL                common   200300200     405,000     10,000 SH        sole                 10,000    0      0
CommScope Inc                        common   203372107   8,914,220    217,420 SH        sole                217,420    0      0
Community Bancshares Inc. SC         common   20343F100     148,508     12,639 SH        sole                 12,639    0      0
Corning Inc                          common   219350105   4,026,535     14,920 SH        sole                 14,920    0      0
Cousins Properties Inc               common   222795106     385,000     10,000 SH        sole                 10,000    0      0
Cree Inc.                            common   225447101   6,190,395     46,370 SH        sole                 46,370    0      0
CT Communication Cl B                common   126426204     450,458     15,840 SH        sole                 15,840    0      0
Cypress Semiconductor Corp.          common   232806109     371,800      8,800 SH        sole                  8,800    0      0
Dallas Semiconductor Corp.           common   235204104     786,068     19,290 SH        sole                 19,290    0      0
Dimon, Inc.                          common   254394109   5,972,340  2,810,513 SH        sole              2,810,513    0      0
Disney, Walt Company                 common   254687106   1,690,190     43,547 SH        sole                 43,547    0      0
Duke Energy Corp.                    common   264399106     526,261      9,335 SH        sole                  9,335    0      0
Dupont de nemours E.I                common   263534109     216,300      4,944 SH        sole                  4,944    0      0
EMC Corp. MASS                       common   268648102  10,324,310    134,190 SH        sole                134,190    0      0
Emerson Electric                     common   291011104     336,168      5,568 SH        sole                  5,568    0      0
Exxon/Mobil Corporation              common   302290101   3,612,021     46,013 SH        sole                 46,013    0      0
First Union Corporation              common   337358105   2,037,197     82,102 SH        sole                 82,102    0      0
General Electric                     common   369604103  11,508,208    217,136 SH        sole                217,136    0      0
Gillette Co.                         common   375766102   1,186,145     33,950 SH        sole                 33,950    0      0
Great Lakes Chem. Corp.              common   390568103   3,246,800    103,073 SH        sole                103,073    0      0
Guidant Corporation                  common   401698105  15,162,147    306,306 SH        sole                306,306    0      0
Harley Davidson                      common   412822108     204,820      5,320 SH        sole                  5,320    0      0
Hewlett Packard                      common   428236103  14,258,977    114,186 SH        sole                114,186    0      0
Highwood Properties  Inc REIT        common   431284108     376,800     15,700 SH        sole                 15,700    0      0
Home Depot, Inc.                     common   437076102     628,463     12,585 SH        sole                 12,585    0      0
Hubbell Inc. Class B                 common   443510201     644,997     25,294 SH        sole                 25,294    0      0
Innes Street Financial Corp          common   45768F103     225,938     15,000 SH        sole                 15,000    0      0
Intel Corp                           common   458140100  17,817,001    133,273 SH        sole                133,273    0      0
Interim Services, Inc.               common   45868P100     206,078     11,610 SH        sole                 11,610    0      0
International Business Machines      common   459200101   1,003,159      9,156 SH        sole                  9,156    0      0
IRT Properties Company               common   450058102     743,954     87,524 SH        sole                 87,524    0      0
JDS Uniphase Corporation             common   46612J101     598,176      4,990 SH        sole                  4,990    0      0
Jefferson Pilot Corp                 common   475070108     724,777     12,842 SH        sole                 12,842    0      0
Johnson & Johnson                    common   478160104     992,976      9,747 SH        sole                  9,747    0      0
Kaufman & Broad Home Corp            common   486168107     346,325     17,500 SH        sole                 17,500    0      0
Koninklijke Philips Electronics NV   common   718337540  15,753,850    331,660 SH        sole                331,660    0      0
KS Bancorp                           common   48266R108     837,115     62,588 SH        sole                 62,588    0      0
Kroger Company                       common   501044101     441,260     20,000 SH        sole                 20,000    0      0
Latin American Discovery Fund        common   51828C106     778,567     76,420 SH        sole                 76,420    0      0
Leggett & Platt, Inc.                common   524660107   2,347,191    142,254 SH        sole                142,254    0      0
Lilly, Eli & Co.                     common   532457108     843,944      8,450 SH        sole                  8,450    0      0
Louis Dreyfus Natural Gas Co         common   546011107   1,250,954     39,950 SH        sole                 39,950    0      0
Lowes Companies Inc.                 common   548661107   1,643,177     40,016 SH        sole                 40,016    0      0
Lucent Technologies Inc.             common   549463107     322,083      5,436 SH        sole                  5,436    0      0
Martin Marietta Materials            common   573284106   5,540,410    137,010 SH        sole                137,010    0      0
McDonalds Corporation                common   580135101   1,302,632     39,548 SH        sole                 39,548    0      0
MediaOne Group, Inc.                 common   58440J104   8,796,480    130,560 SH        sole                130,560    0      0
Medtronics, Inc.                     common   585055106     352,427      7,075 SH        sole                  7,075    0      0
Mellon Financial Corp                common   58551A108     868,973     23,848 SH        sole                 23,848    0      0
Merck & Co.                          common   589331107  14,487,489    189,070 SH        sole                189,070    0      0
Methode Electronics, Inc. Class A    common   591520200     695,250     18,000 SH        sole                 18,000    0      0
Microsoft Corporation                common   594918104  23,138,640    289,233 SH        sole                289,233    0      0
Minnesota Mining & Mfg               common   604059105   6,648,675     80,590 SH        sole                 80,590    0      0
Morgan, JP & Co.                     common   616880100     242,275      2,200 SH        sole                  2,200    0      0
New York Times Cl A                  common   650111107     475,817     12,046 SH        sole                 12,046    0      0
Newell Rubbermaid, Inc.              common   651229106     350,200     13,600 SH        sole                 13,600    0      0
Newsedge Corp                        common   65249Q106      26,250     10,500 SH        sole                 10,500    0      0
Nokia Corp.                          common   654902204   4,967,832     99,480 SH        sole                 99,480    0      0
Oracle Corp                          common   68389X105     493,870      5,875 SH        sole                  5,875    0      0
Paradyne Corp.                       common   69911G107     325,630     10,000 SH        sole                 10,000    0      0
Peoples Bancorp NC                   common   710577107     474,911     34,539 SH        sole                 34,539    0      0
Pepsico, Inc.                        common   713448108  13,795,777    310,450 SH        sole                310,450    0      0
Pfizer, Inc.                         common   717081103   3,607,104     75,148 SH        sole                 75,148    0      0
Pharmacia Corp                       common   71713U102     327,337      6,333 SH        sole                  6,333    0      0
Pharmanetics, Inc.                   common   71713J107   5,771,223    290,376 SH        sole                290,376    0      0
Philip Morris Cos. Inc.              common   718154107     609,090     22,930 SH        sole                 22,930    0      0
Pitney Bowes, Inc.                   common   724479100     256,000      6,400 SH        sole                  6,400    0      0
Post PPTYS, Inc.                     common   737464107     596,200     13,550 SH        sole                 13,550    0      0
Proctor & Gamble                     common   742718109     775,623     13,548 SH        sole                 13,548    0      0
PSINET, Inc                          common   74437C101     628,125     25,000 SH        sole                 25,000    0      0
Quitman Bancorp                      common   748803103     111,375     13,500 SH        sole                 13,500    0      0
RF Micro Devices, Inc.               common   749941100   2,307,604     26,335 SH        sole                 26,335    0      0
Sara Lee Corporation                 common   803111103     708,980     36,710 SH        sole                 36,710    0      0
Scana Corp                           common   80589M102     241,300     10,000 SH        sole                 10,000    0      0
Schering-Plough Corp                 common   806605101   1,334,513     26,426 SH        sole                 26,426    0      0
Scottish Bk Charlotte, NC            common   81013N104     200,000     12,500 SH        sole                 12,500    0      0
Sealed Air Corp. New                 common   812211K100    620,644     11,850 SH        sole                 11,850    0      0
Security Bancorp Inc TN              common   81377P109     347,700     22,800 SH        sole                 22,800    0      0
ServiceMaster Co.                    common   81760N109   5,255,045    461,982 SH        sole                461,982    0      0
SmithKline Beecham PLC ADR           common   832378301     417,200      6,400 SH        sole                  6,400    0      0
Sonoco Products                      common   835495102   2,806,932    136,504 SH        sole                136,504    0      0
Southcoast Financial Corp            common   84129R100     184,250     22,000 SH        sole                 22,000    0      0
Southern Community Bank/Trust        common   842630105     451,950     52,400 SH        sole                 52,400    0      0
Southern Financial Bancorp           common   842870107   1,438,372    110,644 SH        sole                110,644    0      0
Sprint Corp                          common   852061100   1,760,367     34,517 SH        sole                 34,517    0      0
Steelcase Inc.                       common   858155203     404,600     23,800 SH        sole                 23,800    0      0
Suiza Foods Corporation              common   865077101   1,221,875     25,000 SH        sole                 25,000    0      0
Sun Microsystems, Inc.               common   866810104   1,577,501     17,347 SH        sole                 17,347    0      0
Suntrust Banks, Inc.                 common   867914103     205,639      4,501 SH        sole                  4,501    0      0
Sysco Corporation                    common   871829107  12,461,755    295,828 SH        sole                295,828    0      0
Tanger Fact. Outlet Ctrs - SKT       common   875465106     204,450      8,700 SH        sole                  8,700    0      0
TCF Financial Corp                   common   872275102     349,049     13,588 SH        sole                 13,588    0      0
Tri Continental Corp                 common   895436103     278,078     11,013 SH        sole                 11,013    0      0
Triad Guaranty Inc.                  common   895925105  17,731,670    773,026 SH        sole                773,026    0      0
Tribune Co                           common   896047107  10,380,335    296,581 SH        sole                296,581    0      0
Tyco International Ltd               common   902124106     911,021     19,230 SH        sole                 19,230    0      0
Unifirst Corporation - Mass          common   904708104     282,713     35,900 SH        sole                 35,900    0      0
US Bancorp Del                       common   911596104     664,125     34,500 SH        sole                 34,500    0      0
VF Corporation                       common   918204108   2,455,239    103,105 SH        sole                103,105    0      0
Wachovia Corporation                 common   929771103   2,098,661     38,685 SH        sole                 38,685    0      0
Wallace Computer Service             common   932270101   1,639,448    166,020 SH        sole                166,020    0      0
Wal-Mart Stores                      common   931142103     966,083     16,765 SH        sole                 16,765    0      0
Williams Companies                   common   969457100     263,965      6,332 SH        sole                  6,332    0      0
Worldcom Inc                         common   98157D106   7,497,718    163,438 SH        sole                163,438    0      0

Grand Total 6/30/00                                     400,915,624
